Schedule of Transactions Occurred with Related Parties (Details) (Parenthetical)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Soon soon oilmills sdn bhd [member] | Gary Seaton [Member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate	20.00%	20.00%